Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Ordinary shares	Additional paid-in capital	Accumulated Deficit	Accumulated Other Comprehensive income (loss)	Total
Balance at Dec. 31, 2022	$ 11,112	$ 221,288	$ (1,224,575)	$ 40,841	$ (951,334)
Balance (in Shares) at Dec. 31, 2022	111,120,000
Net income (loss)			751,609		751,609
Foreign currency translation				47,929	47,929
Balance at Dec. 31, 2023	$ 11,112	221,288	(472,966)	88,770	(151,796)
Balance (in Shares) at Dec. 31, 2023	111,120,000
Net income (loss)			(226,258)		(226,258)
Foreign currency translation				2,511	2,511
Balance at Dec. 31, 2024	$ 11,112	221,288	(699,224)	91,281	$ (375,543)
Balance (in Shares) at Dec. 31, 2024	111,120,000				111,120,000
Net income (loss)			(154,822)		$ (154,822)
Foreign currency translation				(4,186)	(4,186)
Balance at Dec. 31, 2025	$ 11,112	$ 221,288	$ (854,046)	$ 87,095	$ (534,551)
Balance (in Shares) at Dec. 31, 2025	111,120,000				111,120,000